NOTE 3 - PRIVATE PLACEMENT OF EQUITY (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 01, 2012
Common shares sold	875,000	1,000,000
Stock issued	1,500,000
Proceeds from sales of stock	$ 87,500	$ 250,000	$ 150,000
Proceeds from previous stock issued					10,000
Cash proceeds from warrants exercised	120,000	7,500
Number of warrants exercised	800,000	150,000
Exercised price per share	$ 0.15	$ 0.05
Aggregated shares of common stock issued for services rendered	7,678,800	3,323,382
Aggregated value of common stock issued for services	2,609,332	299,333
Stock options exercised	100,000
Exercise price	$ 0.11
Cash proceeds		7,500	7,500	58,000
Unaudited
Deferred compensation	$ 160,867